Market Risk - Summary of NIM and EVE Sensitivity of Interest Rate Risk (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
+50bps [member]
Disclosure Of Sensitivity Limit Of Risk [line items]
Shift in basis point	0.50%	0.50%
-50bps [member]
Disclosure Of Sensitivity Limit Of Risk [line items]
Shift in basis point	0.50%	0.50%